UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              1-27-2009
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total:  $   103,679
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 12-31-08
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    567,064.50	  19,897	Shared-Other            1      None
A T & T Corp			Common	00206R102        684.00	      24	Full Discretion/Sole    N/A    Sole
Abbott Laboratories		Common	002824100    326,624.40	   6,120	Shared-Other            1      None
Apple Inc			Common	037833100    253,489.50	   2,970	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670207  2,625,838.00	     817	Full Discretion/Sole    N/A    Sole
BP Plc ADR			Common	055622104    706,147.92	  15,108	Shared-Other            1      None
Broadridge Financial		Common	11133T103    137,262.84	  10,946	Shared-Other            1      None
Burlington Northern Santa Fe	Common	12189T104    868,923.67	  11,477	Shared-Other            1      None
CH Robinson Worldwide Inc	Common	12541W209  1,193,325.55	  21,685	Shared-Other            1      None
ChevronTexaco			Common	166764100    521,118.65	   7,045	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102    318,665.00	  19,550	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102         16.30	       1	Full Discretion/Sole    N/A    Sole
Coca Cola Company		Common	191216100    233,593.20	   5,160	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103 24,004,955.58	 355,777	Full Discretion/Sole    N/A    Sole
Comcast Corporation		Common	20030N101    193,107.20	  11,440	Shared-Other            1      None
Comcast Corporation		Common	20030N101         16.88	       1	Full Discretion/Sole    N/A    Sole
Comerica Incorporated		Common	200340107    374,291.60	  18,856	Shared-Other            1      None
Conocophillips			Common	200340107    202,123.60	   3,902	Shared-Other            1      None
Deere & Co			Common	244199105    318,937.36	   8,323	Shared-Other            1      None
DJ Wilshire REIT		Common	78464A607    447,984.72	  11,053.16	Full Discretion/Sole    N/A    Sole
E-Trade Financial Corp		Common	269246104     22,908.00	  19,920	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102  1,396,226.70	  17,490	Shared-Other            1      None
Family Dollar Stores		Common	307000109    515,351.76	  19,768	Shared-Other            1      None
Ford Motor Company		Common	345370860     26,106.00	  11,400	Shared-Other            1      None
General Electric Company	Common	369604103    144,180.00	   8,900	Shared-Other            1      None
General Electric Company	Common	369604103     24,300.00	   1,500	Full Discretion/Sole    N/A    Sole
General Motors Corp		Common	370442105     34,912.00	  10,910	Shared-Other            1      None
Genworth Financial Inc		Common	37247D106     88,324.30	  31,210	Shared-Other            1      None
Genzyme Corp Genl		Common	372917104    328,664.24	   4,952	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103    211,207.80	   5,820	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103    34,402.92	     948	Full Discretion/Sole    N/A    Sole
Intl Business Machines		Common	459200101    400,601.60	   4,760	Shared-Other            1      None
iShares MSCI Canada Index	Common	464286509    671,420.31	  38,520.96	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  1,006,136.31	 105,024.67	Full Discretion/Sole    N/A    Sole
iShares MSCI Pacific Ex-Japan	Common	464286665    416,073.15	  15,790.25	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630    625,791.43	  12,727.10	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  4,256,080.44	 136,675.67	Full Discretion/Sole    N/A    Sole
iShares S&P North American Nat	Common	464287374  4,590,509.47	 181,299.74	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  6,223,593.92	 141,541.82	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  5,722,999.84	 117,708.76	Full Discretion/Sole    N/A    Sole
iShares Trust Russell 2000 Ind	Common	464287655    724,305.37	  14,709.70	Full Discretion/Sole    N/A    Sole
iShares Trust S&P 500 Index	Common	464287200 17,196,667.28	 190,418.20	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    605,479.60	  10,120	Shared-Other            1      None
Johnson & Johnson		Common	478160104    917,373.39	  15,333	Full Discretion/Sole    N/A    Sole
JP Morgan Chase			Common	46625H100    304,327.56	   9,652	Shared-Other            1      None
Leggett & Platt Inc		Common	524660107    160,634.25	  10,575	Shared-Other            1      None
Lexmark Intl Inc Cl A		Common	529771107    224,749.50	   8,355	Shared-Other            1      None
Merck & Co Inc			Common	589331107    206,720.00	   6,800	Shared-Other            1      None
Microsoft Corp			Common	594918104    511,272.00	  26,300	Shared-Other            1      None
Microsoft Corp			Common	594918104     97,666.56	   5,024	Full Discretion/Sole    N/A    Sole
News Corp Ltd Cl A		Common	65248E104    116,624.70	  12,830	Shared-Other            1      None
Oracle Corp			Common	68389X105    207,618.30	  11,710	Shared-Other            1      None
Pepsico Incorporated		Common	713448108    237,701.80	   4,340	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    350,303.80	  19,780	Shared-Other            1      None
Philip Morris International In	Common	718172109    275,418.30	   6,330	Shared-Other            1      None
PNC Financial Services Group	Common	693475105    730,394.00	  14,906	Shared-Other            1      None
ProLogis Trust			Common	743410102    155,706.90	  11,210	Shared-Other            1      None
Smithfield Foods Inc		Common	832248108    297,608.64	  21,152	Shared-Other            1      None
SPDR Trust Unit Sr 1		Common	78462F103 19,064,852.99	 211,268.32	Full Discretion/Sole    N/A    Sole
Sprint Nextel Corporation	Common	852061100     41,669.10	  22,770	Shared-Other            1      None
Sprint Nextel Corporation	Common	852061100      2,023.98	   1,106	Full Discretion/Sole    N/A    Sole
Steel Dynamics Inc		Common	858119100    123,963.84	  11,088	Shared-Other            1      None
Verizon Communications		Common	92343V104    292,557.00	   8,630	Shared-Other            1      None
Verizon Communications		Common	92343V104     23,187.60	     684	Full Discretion/Sole    N/A    Sole
Wal-Mart Stores			Common	931142103    228,164.20	   4,070	Shared-Other            1      None
Wal-Mart Stores			Common	931142103     22,760.36	     406	Full Discretion/Sole    N/A    Sole
Wellpoint Hlth Ntwks New	Common	94973V107    233,821.50	   5,550	Shared-Other            1      None
Yum Brands Inc			Common	988498101    291,690.00	   9,260	Shared-Other            1      None